Collateral for crude oil exploration concession agreements	12 Months Ended
Dec. 31, 2019
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Collateral for crude oil exploration concession agreements
27.	Collateral for crude oil exploration concession agreements
The Company has granted collateral to ANP in connection with the performance of the Minimum Exploration Programs established in the concession agreements for petroleum exploration areas in the total amount of US$ 2,801 of which US$ 2,042 were still in force as of December 31, 2019 , net of commitments undertaken. The collateral comprises crude oil from previously identified producing fields, pledged as collateral, amounting to US$ 1,639 and bank guarantees of US$ 403.